UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1193

Fidelity Magellan Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Magellan® Fund Class K Semi-Annual Report September 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	6.1
Amazon.com, Inc.	3.9
UnitedHealth Group, Inc.	2.8
Apple, Inc.	2.7
Alphabet, Inc. Class C	2.3
Alphabet, Inc. Class A	2.2
Berkshire Hathaway, Inc. Class B	2.2
Home Depot, Inc.	1.9
Northrop Grumman Corp.	1.8
JPMorgan Chase & Co.	1.8
27.7

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Information Technology	31.8
Health Care	14.7
Financials	14.2
Consumer Discretionary	13.1
Industrials	12.2

Asset Allocation (% of fund's net assets)

As of September 30, 2018*
Stocks	98.1%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 7.3%

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	863,502	$63,908
Service Corp. International	2,113,162	93,402
Weight Watchers International, Inc. (a)	642,100	46,225
		203,535
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	1,460,224	244,281
Royal Caribbean Cruises Ltd.	498,063	64,718
		308,999
Household Durables - 0.5%
Roku, Inc.	1,278,653	93,380
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	358,700	718,476
Meituan Dianping Class B	3,163,704	25,006
Netflix, Inc. (a)	558,500	208,952
		952,434
Media - 0.4%
Sirius XM Holdings, Inc. (b)	8,057,200	50,922
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	7,678,711	19,197
		70,119
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	1,661,700	135,512
Specialty Retail - 2.3%
Best Buy Co., Inc.	1,012,400	80,344
Home Depot, Inc.	1,643,163	340,381
		420,725
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	1,519,445	219,408

TOTAL CONSUMER DISCRETIONARY		2,404,112

CONSUMER STAPLES - 3.4%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	355,869	76,732
Monster Beverage Corp. (a)	4,012,100	233,825
		310,557
Food Products - 0.8%
Post Holdings, Inc. (a)	969,788	95,078
The J.M. Smucker Co.	527,200	54,096
		149,174
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	656,707	49,069
Personal Products - 0.6%
elf Beauty, Inc. (a)(b)	2,376,358	30,251
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,489,900	82,875
		113,126

TOTAL CONSUMER STAPLES		621,926

ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,798,206	60,833
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	2,964,589	199,843
Cimarex Energy Co.	469,702	43,654
ConocoPhillips Co.	3,601,083	278,724
Devon Energy Corp.	1,783,800	71,245
EOG Resources, Inc.	1,946,292	248,288
Oasis Petroleum, Inc. (a)	1,342,400	19,035
Pioneer Natural Resources Co.	306,111	53,321
Suncor Energy, Inc.	2,333,600	90,298
		1,004,408

TOTAL ENERGY		1,065,241

FINANCIALS - 14.2%
Banks - 5.9%
Bank of America Corp.	8,602,136	253,419
Citigroup, Inc.	2,568,226	184,245
JPMorgan Chase & Co.	2,967,833	334,890
U.S. Bancorp	2,076,349	109,652
Wells Fargo & Co.	4,081,077	214,501
		1,096,707
Capital Markets - 3.5%
BlackRock, Inc. Class A	288,883	136,159
Charles Schwab Corp.	2,685,974	132,016
Morgan Stanley	1,920,253	89,426
MSCI, Inc.	597,543	106,010
Northern Trust Corp.	598,000	61,074
PJT Partners, Inc.	605,187	31,682
The Blackstone Group LP	2,345,800	89,328
		645,695
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	1,929,673	413,162
Insurance - 2.6%
American International Group, Inc.	1,791,300	95,369
Chubb Ltd.	1,622,077	216,774
The Travelers Companies, Inc.	1,289,512	167,263
		479,406

TOTAL FINANCIALS		2,634,970

HEALTH CARE - 14.7%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	1,280,200	177,961
Amgen, Inc.	976,187	202,354
Amicus Therapeutics, Inc. (a)	5,211,934	63,012
Biogen, Inc. (a)	232,900	82,286
Regeneron Pharmaceuticals, Inc. (a)	240,700	97,252
Vertex Pharmaceuticals, Inc. (a)	261,200	50,344
		673,209
Health Care Equipment & Supplies - 3.0%
Becton, Dickinson & Co.	623,435	162,717
Boston Scientific Corp. (a)	7,529,072	289,869
Danaher Corp.	992,224	107,815
		560,401
Health Care Providers & Services - 5.6%
Cigna Corp.	555,672	115,719
CVS Health Corp.	1,551,500	122,134
HCA Holdings, Inc.	268,600	37,368
Humana, Inc.	719,640	243,613
UnitedHealth Group, Inc.	1,933,784	514,464
		1,033,298
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	1,315,358	92,785
Bruker Corp.	1,465,962	49,036
Thermo Fisher Scientific, Inc.	435,314	106,251
		248,072
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	1,811,600	71,685
Jazz Pharmaceuticals PLC (a)	271,240	45,604
Nektar Therapeutics (a)	933,453	56,903
Perrigo Co. PLC	340,100	24,079
		198,271

TOTAL HEALTH CARE		2,713,251

INDUSTRIALS - 12.2%
Aerospace & Defense - 8.1%
Bombardier, Inc. Class B (sub. vtg.) (a)	20,920,500	74,505
General Dynamics Corp.	1,079,604	221,017
Huntington Ingalls Industries, Inc.	769,859	197,145
Lockheed Martin Corp.	389,509	134,755
Northrop Grumman Corp.	1,055,442	334,966
Raytheon Co.	1,081,358	223,473
United Technologies Corp.	2,184,421	305,404
		1,491,265
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	922,900	47,557
Construction & Engineering - 0.4%
Fluor Corp.	1,375,790	79,933
Industrial Conglomerates - 0.4%
General Electric Co.	6,539,614	73,832
ITT, Inc.	1	0
		73,832
Machinery - 0.8%
Allison Transmission Holdings, Inc.	1,383,790	71,971
Flowserve Corp.	1,207,848	66,057
		138,028
Professional Services - 1.3%
CoStar Group, Inc. (a)	4,300	1,810
IHS Markit Ltd. (a)	4,486,200	242,075
		243,885
Road & Rail - 0.7%
Norfolk Southern Corp.	726,300	131,097
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	1,047,100	44,805

TOTAL INDUSTRIALS		2,250,402

INFORMATION TECHNOLOGY - 30.9%
Electronic Equipment & Components - 0.2%
IPG Photonics Corp. (a)	216,600	33,805
Internet Software & Services - 8.3%
2U, Inc. (a)	893,100	67,152
Alibaba Group Holding Ltd. sponsored ADR (a)	30	5
Alphabet, Inc.:
Class A (a)	342,616	413,565
Class C (a)	347,954	415,273
DocuSign, Inc.	2,541,809	126,942
Facebook, Inc. Class A (a)	1,936,700	318,510
GoDaddy, Inc. (a)	648,631	54,089
Nutanix, Inc. Class A (a)	462,283	19,749
Shopify, Inc. Class A (a)	451,500	74,210
Tencent Holdings Ltd.	879,700	35,919
		1,525,414
IT Services - 3.9%
Accenture PLC Class A	798,846	135,964
Adyen BV (f)	9,300	7,591
MasterCard, Inc. Class A	901,413	200,664
PayPal Holdings, Inc. (a)	1,354,200	118,953
Visa, Inc. Class A	1,655,134	248,419
		711,591
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.	521,200	128,596
NVIDIA Corp.	807,300	226,867
Qualcomm, Inc.	2,323,500	167,362
		522,825
Software - 13.0%
Activision Blizzard, Inc.	796,700	66,277
Adobe Systems, Inc. (a)	730,100	197,090
Autodesk, Inc. (a)	759,300	118,534
Citrix Systems, Inc. (a)	1,481,700	164,706
Electronic Arts, Inc. (a)	782,500	94,283
Intuit, Inc.	1,001,300	227,696
Microsoft Corp.	9,813,200	1,122,336
Nuance Communications, Inc. (a)	3,519,000	60,949
Salesforce.com, Inc. (a)	1,144,233	181,967
Tableau Software, Inc. (a)	711,100	79,458
Tanium, Inc. Class B (a)(d)(e)	415,800	3,615
Workday, Inc. Class A (a)	619,000	90,362
Xero Ltd. (a)	4	0
		2,407,273
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	2,229,313	503,245

TOTAL INFORMATION TECHNOLOGY		5,704,153

MATERIALS - 2.3%
Chemicals - 2.0%
CF Industries Holdings, Inc.	1,125,427	61,268
DowDuPont, Inc.	3,095,070	199,044
LyondellBasell Industries NV Class A	1,055,163	108,165
		368,477
Metals & Mining - 0.3%
Newmont Mining Corp.	1,931,300	58,325

TOTAL MATERIALS		426,802

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	1,806,850	262,535
Crown Castle International Corp.	260,800	29,035
		291,570
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (c)(d)(e)(g)	500,000	448
RREF CMBS AIV, LP (c)(d)(e)(g)(h)	500,000	20,367
RREF Midtown Colony REIT, Inc. (a)(c)(d)(e)(g)(i)	500,000	0
		20,815

TOTAL REAL ESTATE		312,385

TOTAL COMMON STOCKS
(Cost $11,335,598)		18,133,242

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc. Series C (d)(e)	34,090,300	6,233
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.6%
Lyft, Inc.:
Series H (d)(e)	1,021,484	48,371
Series I (d)(e)	190,058	9,000
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	966,928	47,157
		104,528
Software - 0.3%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	878,142	9,660
Malwarebytes Corp. Series B (a)(d)(e)	3,373,494	54,988
		64,648

TOTAL INFORMATION TECHNOLOGY		169,176

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $112,706)		175,409

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (j)	161,823,976	161,856
Fidelity Securities Lending Cash Central Fund 2.11% (j)(k)	79,908,138	79,916
TOTAL MONEY MARKET FUNDS
(Cost $241,766)		241,772
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $11,690,070)		18,550,423
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(74,849)
NET ASSETS - 100%		$18,475,574

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,036,000 or 1.2% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,591,000 or 0.0% of net assets.

 (g) Affiliated company

 (h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$6,874
Lyft, Inc. Series H	11/22/17	$40,600
Lyft, Inc. Series I	6/27/18	$9,000
Malwarebytes Corp. Series B	12/21/15	$35,000
Neutron Holdings, Inc. Series C	7/3/18	$6,233
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Tanium, Inc. Class B	4/21/17	$2,064
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,054
Fidelity Securities Lending Cash Central Fund	1,154
Total	$2,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
elf Beauty, Inc.	$42,463	$3,499	$240	$--	$(19)	$(15,452)	$--
Rialto Real Estate Fund LP	942	--	--	460	--	(494)	448
RREF CMBS AIV, LP	20,983	--	--	1,626	--	(616)	20,367
RREF Midtown Colony REIT, Inc.	--	--	--	--	--	--	--
Total	$64,388	$3,499	$240	$2,086	$(19)	$(16,562)	$20,815

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,410,345	$2,359,909	$25,006	$25,430
Consumer Staples	621,926	539,051	82,875	--
Energy	1,065,241	1,065,241	--	--
Financials	2,634,970	2,634,970	--	--
Health Care	2,713,251	2,713,251	--	--
Industrials	2,250,402	2,250,402	--	--
Information Technology	5,873,329	5,537,677	162,861	172,791
Materials	426,802	426,802	--	--
Real Estate	312,385	291,570	--	20,815
Money Market Funds	241,772	241,772	--	--
Total Investments in Securities:	$18,550,423	$18,060,645	$270,742	$219,036

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$188,702
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	21,726
Cost of Purchases	18,608
Proceeds of Sales	(10,000)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$219,036
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$29,408

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $77,374) — See accompanying schedule: Unaffiliated issuers (cost $11,416,059)	$18,287,836
Fidelity Central Funds (cost $241,766)	241,772
Other affiliated issuers (cost $32,245)	20,815
Total Investment in Securities (cost $11,690,070)		$18,550,423
Restricted cash		115
Receivable for investments sold		107,690
Receivable for fund shares sold		1,846
Dividends receivable		7,054
Distributions receivable from Fidelity Central Funds		251
Prepaid expenses		38
Other receivables		2,357
Total assets		18,669,774
Liabilities
Payable for investments purchased	$93,238
Payable for fund shares redeemed	8,062
Accrued management fee	8,778
Other affiliated payables	1,913
Other payables and accrued expenses	2,294
Collateral on securities loaned	79,915
Total liabilities		194,200
Net Assets		$18,475,574
Net Assets consist of:
Paid in capital		$10,879,391
Undistributed net investment income		43,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		692,046
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,860,360
Net Assets		$18,475,574
Magellan:
Net Asset Value, offering price and redemption price per share ($16,155,083 ÷ 1,428,816 shares)		$11.31
Class K:
Net Asset Value, offering price and redemption price per share ($2,320,491 ÷ 205,474 shares)		$11.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends (including $2,086 earned from other affiliated issuers)		$104,488
Income from Fidelity Central Funds		2,208
Total income		106,696
Expenses
Management fee
Basic fee	$48,190
Performance adjustment	1,547
Transfer agent fees	10,491
Accounting and security lending fees	813
Custodian fees and expenses	125
Independent trustees' fees and expenses	50
Registration fees	125
Audit	59
Legal	11
Miscellaneous	58
Total expenses before reductions	61,469
Expense reductions	(527)
Total expenses after reductions		60,942
Net investment income (loss)		45,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	709,365
Fidelity Central Funds	6
Other affiliated issuers	(19)
Foreign currency transactions	(126)
Total net realized gain (loss)		709,226
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,298,878
Fidelity Central Funds	(9)
Other affiliated issuers	(16,562)
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		1,282,300
Net gain (loss)		1,991,526
Net increase (decrease) in net assets resulting from operations		$2,037,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,754	$131,678
Net realized gain (loss)	709,226	1,470,150
Change in net unrealized appreciation (depreciation)	1,282,300	1,370,457
Net increase (decrease) in net assets resulting from operations	2,037,280	2,972,285
Distributions to shareholders from net investment income	(22,952)	(130,349)
Distributions to shareholders from net realized gain	(789,901)	(1,449,762)
Total distributions	(812,853)	(1,580,111)
Share transactions - net increase (decrease)	74,033	424,778
Total increase (decrease) in net assets	1,298,460	1,816,952
Net Assets
Beginning of period	17,177,114	15,360,162
End of period	$18,475,574	$17,177,114
Other Information
Undistributed net investment income end of period	$43,777	$20,975

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Magellan Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$10.57	$9.72	$8.75	$9.52	$9.43	$8.00
Income from Investment Operations
Net investment income (loss)B	.03	.08C	.06	.06	.08	.08
Net realized and unrealized gain (loss)	1.22	1.78	1.18	(.13)D	1.22	2.00
Total from investment operations	1.25	1.86	1.24	(.07)	1.30	2.08
Distributions from net investment income	(.01)	(.08)	(.06)	(.05)	(.07)	(.07)
Distributions from net realized gain	(.49)	(.93)	(.21)	(.65)	(1.14)	(.58)
Total distributions	(.51)E	(1.01)	(.27)	(.70)	(1.21)	(.65)
Net asset value, end of period	$11.31	$10.57	$9.72	$8.75	$9.52	$9.43
Total ReturnF,G	12.14%	20.16%	14.46%	(.99)%D	14.98%	26.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.69%	.68%	.84%	.68%	.50%
Expenses net of fee waivers, if any	.70%J	.69%	.67%	.84%	.68%	.50%
Expenses net of all reductions	.69%J	.69%	.67%	.83%	.68%	.50%
Net investment income (loss)	.50%J	.79%C	.68%	.62%	.83%	.92%
Supplemental Data
Net assets, end of period (in millions)	$16,155	$14,906	$13,467	$12,950	$14,224	$13,521
Portfolio turnover rateK	40%J,L	53%L	51%L	78%	71%	77%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.05)%

 E Total distributions of $.51 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.492 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Magellan Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$10.56	$9.71	$8.74	$9.50	$9.42	$7.99
Income from Investment Operations
Net investment income (loss)B	.03	.09C	.07	.07	.09	.09
Net realized and unrealized gain (loss)	1.21	1.78	1.18	(.12)D	1.21	2.00
Total from investment operations	1.24	1.87	1.25	(.05)	1.30	2.09
Distributions from net investment income	(.02)	(.09)	(.06)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.49)	(.93)	(.22)	(.65)	(1.14)	(.58)
Total distributions	(.51)	(1.02)	(.28)	(.71)	(1.22)	(.66)
Net asset value, end of period	$11.29	$10.56	$9.71	$8.74	$9.50	$9.42
Total ReturnE,F	12.11%	20.27%	14.57%	(.89)%D	15.08%	26.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%I	.61%	.58%	.74%	.58%	.39%
Expenses net of fee waivers, if any	.62%I	.60%	.58%	.74%	.58%	.39%
Expenses net of all reductions	.61%I	.60%	.58%	.74%	.58%	.39%
Net investment income (loss)	.58%I	.88%C	.78%	.71%	.93%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$2,320	$2,271	$1,893	$2,252	$2,528	$2,585
Portfolio turnover rateJ	40%I,K	53%K	51%K	78%	71%	77%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been.(.95)%

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective August 10, 2018, each class underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Class by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class. The per share data presented in the Financial Highlights and Share Transactions presented in the Notes to Financial Statements have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$219,036	Market comparable	Enterprise value/Sales multiple (EV/S)	5.7	Increase
			Discount rate	7.5%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Market approach	Transaction price	$0.18 - $48.77 / $36.33	Increase
		Book value	Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,161 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,096,408
Gross unrealized depreciation	(247,133)
Net unrealized appreciation (depreciation)	$6,849,275
Tax cost	$11,701,148

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $40,127 in these Subsidiaries, representing .22% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,519,569 and $4,102,851, respectively.

Redemptions In-Kind. During the period, 9,679 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $104,703. The net realized gain of $45,383 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 6,490 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $69,000. The Fund had a net realized gain of $31,253 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Magellan	$9,968.13
Class K	523.05
	$10,491

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $89 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,154, including $47 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $431 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.
During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Magellan	$11

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $84.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018
From net investment income
Magellan	$19,624	$113,877
Class K	3,328	16,472
Total	$22,952	$130,349
From net realized gain
Magellan	$689,709	$1,277,701
Class K	100,192	172,061
Total	$789,901	$1,449,762

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018 (a)	Year ended March 31, 2018(a)	Six months ended September 30, 2018	Year ended March 31, 2018
Magellan
Shares sold	14,811	25,840	$160,676	$267,383
Reinvestment of distributions	64,119	134,860	675,619	1,323,766
Shares redeemed	(60,284)	(135,550)	(654,294)	(1,388,381)
Net increase (decrease)	18,646	25,150	$182,001	$202,768
Class K
Shares sold	10,234	50,990	$110,683	$546,431
Reinvestment of distributions	9,839	19,270	103,520	188,533
Shares redeemed	(29,709)(b)	(50,080)(c)	(322,171)(b)	(512,953)(c)
Net increase (decrease)	(9,636)	20,180	$(107,968)	$222,011

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Magellan	.70%
Actual		$1,000.00	$1,121.40	$3.72
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class K	.62%
Actual		$1,000.00	$1,121.10	$3.30
Hypothetical-C		$1,000.00	$1,021.96	$3.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Magellan Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

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MAG-K-SANN-1118
1.863180.109

Fidelity® Magellan® Fund Semi-Annual Report September 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	6.1
Amazon.com, Inc.	3.9
UnitedHealth Group, Inc.	2.8
Apple, Inc.	2.7
Alphabet, Inc. Class C	2.3
Alphabet, Inc. Class A	2.2
Berkshire Hathaway, Inc. Class B	2.2
Home Depot, Inc.	1.9
Northrop Grumman Corp.	1.8
JPMorgan Chase & Co.	1.8
27.7

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Information Technology	31.8
Health Care	14.7
Financials	14.2
Consumer Discretionary	13.1
Industrials	12.2

Asset Allocation (% of fund's net assets)

As of September 30, 2018*
Stocks	98.1%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 7.3%

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	863,502	$63,908
Service Corp. International	2,113,162	93,402
Weight Watchers International, Inc. (a)	642,100	46,225
		203,535
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	1,460,224	244,281
Royal Caribbean Cruises Ltd.	498,063	64,718
		308,999
Household Durables - 0.5%
Roku, Inc.	1,278,653	93,380
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	358,700	718,476
Meituan Dianping Class B	3,163,704	25,006
Netflix, Inc. (a)	558,500	208,952
		952,434
Media - 0.4%
Sirius XM Holdings, Inc. (b)	8,057,200	50,922
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	7,678,711	19,197
		70,119
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	1,661,700	135,512
Specialty Retail - 2.3%
Best Buy Co., Inc.	1,012,400	80,344
Home Depot, Inc.	1,643,163	340,381
		420,725
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	1,519,445	219,408

TOTAL CONSUMER DISCRETIONARY		2,404,112

CONSUMER STAPLES - 3.4%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	355,869	76,732
Monster Beverage Corp. (a)	4,012,100	233,825
		310,557
Food Products - 0.8%
Post Holdings, Inc. (a)	969,788	95,078
The J.M. Smucker Co.	527,200	54,096
		149,174
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	656,707	49,069
Personal Products - 0.6%
elf Beauty, Inc. (a)(b)	2,376,358	30,251
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,489,900	82,875
		113,126

TOTAL CONSUMER STAPLES		621,926

ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,798,206	60,833
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	2,964,589	199,843
Cimarex Energy Co.	469,702	43,654
ConocoPhillips Co.	3,601,083	278,724
Devon Energy Corp.	1,783,800	71,245
EOG Resources, Inc.	1,946,292	248,288
Oasis Petroleum, Inc. (a)	1,342,400	19,035
Pioneer Natural Resources Co.	306,111	53,321
Suncor Energy, Inc.	2,333,600	90,298
		1,004,408

TOTAL ENERGY		1,065,241

FINANCIALS - 14.2%
Banks - 5.9%
Bank of America Corp.	8,602,136	253,419
Citigroup, Inc.	2,568,226	184,245
JPMorgan Chase & Co.	2,967,833	334,890
U.S. Bancorp	2,076,349	109,652
Wells Fargo & Co.	4,081,077	214,501
		1,096,707
Capital Markets - 3.5%
BlackRock, Inc. Class A	288,883	136,159
Charles Schwab Corp.	2,685,974	132,016
Morgan Stanley	1,920,253	89,426
MSCI, Inc.	597,543	106,010
Northern Trust Corp.	598,000	61,074
PJT Partners, Inc.	605,187	31,682
The Blackstone Group LP	2,345,800	89,328
		645,695
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	1,929,673	413,162
Insurance - 2.6%
American International Group, Inc.	1,791,300	95,369
Chubb Ltd.	1,622,077	216,774
The Travelers Companies, Inc.	1,289,512	167,263
		479,406

TOTAL FINANCIALS		2,634,970

HEALTH CARE - 14.7%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	1,280,200	177,961
Amgen, Inc.	976,187	202,354
Amicus Therapeutics, Inc. (a)	5,211,934	63,012
Biogen, Inc. (a)	232,900	82,286
Regeneron Pharmaceuticals, Inc. (a)	240,700	97,252
Vertex Pharmaceuticals, Inc. (a)	261,200	50,344
		673,209
Health Care Equipment & Supplies - 3.0%
Becton, Dickinson & Co.	623,435	162,717
Boston Scientific Corp. (a)	7,529,072	289,869
Danaher Corp.	992,224	107,815
		560,401
Health Care Providers & Services - 5.6%
Cigna Corp.	555,672	115,719
CVS Health Corp.	1,551,500	122,134
HCA Holdings, Inc.	268,600	37,368
Humana, Inc.	719,640	243,613
UnitedHealth Group, Inc.	1,933,784	514,464
		1,033,298
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	1,315,358	92,785
Bruker Corp.	1,465,962	49,036
Thermo Fisher Scientific, Inc.	435,314	106,251
		248,072
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	1,811,600	71,685
Jazz Pharmaceuticals PLC (a)	271,240	45,604
Nektar Therapeutics (a)	933,453	56,903
Perrigo Co. PLC	340,100	24,079
		198,271

TOTAL HEALTH CARE		2,713,251

INDUSTRIALS - 12.2%
Aerospace & Defense - 8.1%
Bombardier, Inc. Class B (sub. vtg.) (a)	20,920,500	74,505
General Dynamics Corp.	1,079,604	221,017
Huntington Ingalls Industries, Inc.	769,859	197,145
Lockheed Martin Corp.	389,509	134,755
Northrop Grumman Corp.	1,055,442	334,966
Raytheon Co.	1,081,358	223,473
United Technologies Corp.	2,184,421	305,404
		1,491,265
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	922,900	47,557
Construction & Engineering - 0.4%
Fluor Corp.	1,375,790	79,933
Industrial Conglomerates - 0.4%
General Electric Co.	6,539,614	73,832
ITT, Inc.	1	0
		73,832
Machinery - 0.8%
Allison Transmission Holdings, Inc.	1,383,790	71,971
Flowserve Corp.	1,207,848	66,057
		138,028
Professional Services - 1.3%
CoStar Group, Inc. (a)	4,300	1,810
IHS Markit Ltd. (a)	4,486,200	242,075
		243,885
Road & Rail - 0.7%
Norfolk Southern Corp.	726,300	131,097
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	1,047,100	44,805

TOTAL INDUSTRIALS		2,250,402

INFORMATION TECHNOLOGY - 30.9%
Electronic Equipment & Components - 0.2%
IPG Photonics Corp. (a)	216,600	33,805
Internet Software & Services - 8.3%
2U, Inc. (a)	893,100	67,152
Alibaba Group Holding Ltd. sponsored ADR (a)	30	5
Alphabet, Inc.:
Class A (a)	342,616	413,565
Class C (a)	347,954	415,273
DocuSign, Inc.	2,541,809	126,942
Facebook, Inc. Class A (a)	1,936,700	318,510
GoDaddy, Inc. (a)	648,631	54,089
Nutanix, Inc. Class A (a)	462,283	19,749
Shopify, Inc. Class A (a)	451,500	74,210
Tencent Holdings Ltd.	879,700	35,919
		1,525,414
IT Services - 3.9%
Accenture PLC Class A	798,846	135,964
Adyen BV (f)	9,300	7,591
MasterCard, Inc. Class A	901,413	200,664
PayPal Holdings, Inc. (a)	1,354,200	118,953
Visa, Inc. Class A	1,655,134	248,419
		711,591
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.	521,200	128,596
NVIDIA Corp.	807,300	226,867
Qualcomm, Inc.	2,323,500	167,362
		522,825
Software - 13.0%
Activision Blizzard, Inc.	796,700	66,277
Adobe Systems, Inc. (a)	730,100	197,090
Autodesk, Inc. (a)	759,300	118,534
Citrix Systems, Inc. (a)	1,481,700	164,706
Electronic Arts, Inc. (a)	782,500	94,283
Intuit, Inc.	1,001,300	227,696
Microsoft Corp.	9,813,200	1,122,336
Nuance Communications, Inc. (a)	3,519,000	60,949
Salesforce.com, Inc. (a)	1,144,233	181,967
Tableau Software, Inc. (a)	711,100	79,458
Tanium, Inc. Class B (a)(d)(e)	415,800	3,615
Workday, Inc. Class A (a)	619,000	90,362
Xero Ltd. (a)	4	0
		2,407,273
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	2,229,313	503,245

TOTAL INFORMATION TECHNOLOGY		5,704,153

MATERIALS - 2.3%
Chemicals - 2.0%
CF Industries Holdings, Inc.	1,125,427	61,268
DowDuPont, Inc.	3,095,070	199,044
LyondellBasell Industries NV Class A	1,055,163	108,165
		368,477
Metals & Mining - 0.3%
Newmont Mining Corp.	1,931,300	58,325

TOTAL MATERIALS		426,802

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	1,806,850	262,535
Crown Castle International Corp.	260,800	29,035
		291,570
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (c)(d)(e)(g)	500,000	448
RREF CMBS AIV, LP (c)(d)(e)(g)(h)	500,000	20,367
RREF Midtown Colony REIT, Inc. (a)(c)(d)(e)(g)(i)	500,000	0
		20,815

TOTAL REAL ESTATE		312,385

TOTAL COMMON STOCKS
(Cost $11,335,598)		18,133,242

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc. Series C (d)(e)	34,090,300	6,233
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.6%
Lyft, Inc.:
Series H (d)(e)	1,021,484	48,371
Series I (d)(e)	190,058	9,000
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	966,928	47,157
		104,528
Software - 0.3%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	878,142	9,660
Malwarebytes Corp. Series B (a)(d)(e)	3,373,494	54,988
		64,648

TOTAL INFORMATION TECHNOLOGY		169,176

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $112,706)		175,409

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (j)	161,823,976	161,856
Fidelity Securities Lending Cash Central Fund 2.11% (j)(k)	79,908,138	79,916
TOTAL MONEY MARKET FUNDS
(Cost $241,766)		241,772
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $11,690,070)		18,550,423
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(74,849)
NET ASSETS - 100%		$18,475,574

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,036,000 or 1.2% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,591,000 or 0.0% of net assets.

 (g) Affiliated company

 (h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$6,874
Lyft, Inc. Series H	11/22/17	$40,600
Lyft, Inc. Series I	6/27/18	$9,000
Malwarebytes Corp. Series B	12/21/15	$35,000
Neutron Holdings, Inc. Series C	7/3/18	$6,233
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Tanium, Inc. Class B	4/21/17	$2,064
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,054
Fidelity Securities Lending Cash Central Fund	1,154
Total	$2,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
elf Beauty, Inc.	$42,463	$3,499	$240	$--	$(19)	$(15,452)	$--
Rialto Real Estate Fund LP	942	--	--	460	--	(494)	448
RREF CMBS AIV, LP	20,983	--	--	1,626	--	(616)	20,367
RREF Midtown Colony REIT, Inc.	--	--	--	--	--	--	--
Total	$64,388	$3,499	$240	$2,086	$(19)	$(16,562)	$20,815

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,410,345	$2,359,909	$25,006	$25,430
Consumer Staples	621,926	539,051	82,875	--
Energy	1,065,241	1,065,241	--	--
Financials	2,634,970	2,634,970	--	--
Health Care	2,713,251	2,713,251	--	--
Industrials	2,250,402	2,250,402	--	--
Information Technology	5,873,329	5,537,677	162,861	172,791
Materials	426,802	426,802	--	--
Real Estate	312,385	291,570	--	20,815
Money Market Funds	241,772	241,772	--	--
Total Investments in Securities:	$18,550,423	$18,060,645	$270,742	$219,036

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$188,702
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	21,726
Cost of Purchases	18,608
Proceeds of Sales	(10,000)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$219,036
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$29,408

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $77,374) — See accompanying schedule: Unaffiliated issuers (cost $11,416,059)	$18,287,836
Fidelity Central Funds (cost $241,766)	241,772
Other affiliated issuers (cost $32,245)	20,815
Total Investment in Securities (cost $11,690,070)		$18,550,423
Restricted cash		115
Receivable for investments sold		107,690
Receivable for fund shares sold		1,846
Dividends receivable		7,054
Distributions receivable from Fidelity Central Funds		251
Prepaid expenses		38
Other receivables		2,357
Total assets		18,669,774
Liabilities
Payable for investments purchased	$93,238
Payable for fund shares redeemed	8,062
Accrued management fee	8,778
Other affiliated payables	1,913
Other payables and accrued expenses	2,294
Collateral on securities loaned	79,915
Total liabilities		194,200
Net Assets		$18,475,574
Net Assets consist of:
Paid in capital		$10,879,391
Undistributed net investment income		43,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		692,046
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,860,360
Net Assets		$18,475,574
Magellan:
Net Asset Value, offering price and redemption price per share ($16,155,083 ÷ 1,428,816 shares)		$11.31
Class K:
Net Asset Value, offering price and redemption price per share ($2,320,491 ÷ 205,474 shares)		$11.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends (including $2,086 earned from other affiliated issuers)		$104,488
Income from Fidelity Central Funds		2,208
Total income		106,696
Expenses
Management fee
Basic fee	$48,190
Performance adjustment	1,547
Transfer agent fees	10,491
Accounting and security lending fees	813
Custodian fees and expenses	125
Independent trustees' fees and expenses	50
Registration fees	125
Audit	59
Legal	11
Miscellaneous	58
Total expenses before reductions	61,469
Expense reductions	(527)
Total expenses after reductions		60,942
Net investment income (loss)		45,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	709,365
Fidelity Central Funds	6
Other affiliated issuers	(19)
Foreign currency transactions	(126)
Total net realized gain (loss)		709,226
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,298,878
Fidelity Central Funds	(9)
Other affiliated issuers	(16,562)
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		1,282,300
Net gain (loss)		1,991,526
Net increase (decrease) in net assets resulting from operations		$2,037,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,754	$131,678
Net realized gain (loss)	709,226	1,470,150
Change in net unrealized appreciation (depreciation)	1,282,300	1,370,457
Net increase (decrease) in net assets resulting from operations	2,037,280	2,972,285
Distributions to shareholders from net investment income	(22,952)	(130,349)
Distributions to shareholders from net realized gain	(789,901)	(1,449,762)
Total distributions	(812,853)	(1,580,111)
Share transactions - net increase (decrease)	74,033	424,778
Total increase (decrease) in net assets	1,298,460	1,816,952
Net Assets
Beginning of period	17,177,114	15,360,162
End of period	$18,475,574	$17,177,114
Other Information
Undistributed net investment income end of period	$43,777	$20,975

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Magellan Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$10.57	$9.72	$8.75	$9.52	$9.43	$8.00
Income from Investment Operations
Net investment income (loss)B	.03	.08C	.06	.06	.08	.08
Net realized and unrealized gain (loss)	1.22	1.78	1.18	(.13)D	1.22	2.00
Total from investment operations	1.25	1.86	1.24	(.07)	1.30	2.08
Distributions from net investment income	(.01)	(.08)	(.06)	(.05)	(.07)	(.07)
Distributions from net realized gain	(.49)	(.93)	(.21)	(.65)	(1.14)	(.58)
Total distributions	(.51)E	(1.01)	(.27)	(.70)	(1.21)	(.65)
Net asset value, end of period	$11.31	$10.57	$9.72	$8.75	$9.52	$9.43
Total ReturnF,G	12.14%	20.16%	14.46%	(.99)%D	14.98%	26.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.69%	.68%	.84%	.68%	.50%
Expenses net of fee waivers, if any	.70%J	.69%	.67%	.84%	.68%	.50%
Expenses net of all reductions	.69%J	.69%	.67%	.83%	.68%	.50%
Net investment income (loss)	.50%J	.79%C	.68%	.62%	.83%	.92%
Supplemental Data
Net assets, end of period (in millions)	$16,155	$14,906	$13,467	$12,950	$14,224	$13,521
Portfolio turnover rateK	40%J,L	53%L	51%L	78%	71%	77%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.05)%

 E Total distributions of $.51 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.492 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Magellan Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$10.56	$9.71	$8.74	$9.50	$9.42	$7.99
Income from Investment Operations
Net investment income (loss)B	.03	.09C	.07	.07	.09	.09
Net realized and unrealized gain (loss)	1.21	1.78	1.18	(.12)D	1.21	2.00
Total from investment operations	1.24	1.87	1.25	(.05)	1.30	2.09
Distributions from net investment income	(.02)	(.09)	(.06)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.49)	(.93)	(.22)	(.65)	(1.14)	(.58)
Total distributions	(.51)	(1.02)	(.28)	(.71)	(1.22)	(.66)
Net asset value, end of period	$11.29	$10.56	$9.71	$8.74	$9.50	$9.42
Total ReturnE,F	12.11%	20.27%	14.57%	(.89)%D	15.08%	26.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%I	.61%	.58%	.74%	.58%	.39%
Expenses net of fee waivers, if any	.62%I	.60%	.58%	.74%	.58%	.39%
Expenses net of all reductions	.61%I	.60%	.58%	.74%	.58%	.39%
Net investment income (loss)	.58%I	.88%C	.78%	.71%	.93%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$2,320	$2,271	$1,893	$2,252	$2,528	$2,585
Portfolio turnover rateJ	40%I,K	53%K	51%K	78%	71%	77%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been.(.95)%

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective August 10, 2018, each class underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Class by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class. The per share data presented in the Financial Highlights and Share Transactions presented in the Notes to Financial Statements have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$219,036	Market comparable	Enterprise value/Sales multiple (EV/S)	5.7	Increase
			Discount rate	7.5%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Market approach	Transaction price	$0.18 - $48.77 / $36.33	Increase
		Book value	Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,161 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,096,408
Gross unrealized depreciation	(247,133)
Net unrealized appreciation (depreciation)	$6,849,275
Tax cost	$11,701,148

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $40,127 in these Subsidiaries, representing .22% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,519,569 and $4,102,851, respectively.

Redemptions In-Kind. During the period, 9,679 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $104,703. The net realized gain of $45,383 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 6,490 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $69,000. The Fund had a net realized gain of $31,253 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Magellan	$9,968.13
Class K	523.05
	$10,491

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $89 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,154, including $47 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $431 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.
During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Magellan	$11

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $84.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018
From net investment income
Magellan	$19,624	$113,877
Class K	3,328	16,472
Total	$22,952	$130,349
From net realized gain
Magellan	$689,709	$1,277,701
Class K	100,192	172,061
Total	$789,901	$1,449,762

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018 (a)	Year ended March 31, 2018(a)	Six months ended September 30, 2018	Year ended March 31, 2018
Magellan
Shares sold	14,811	25,840	$160,676	$267,383
Reinvestment of distributions	64,119	134,860	675,619	1,323,766
Shares redeemed	(60,284)	(135,550)	(654,294)	(1,388,381)
Net increase (decrease)	18,646	25,150	$182,001	$202,768
Class K
Shares sold	10,234	50,990	$110,683	$546,431
Reinvestment of distributions	9,839	19,270	103,520	188,533
Shares redeemed	(29,709)(b)	(50,080)(c)	(322,171)(b)	(512,953)(c)
Net increase (decrease)	(9,636)	20,180	$(107,968)	$222,011

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Magellan	.70%
Actual		$1,000.00	$1,121.40	$3.72
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class K	.62%
Actual		$1,000.00	$1,121.10	$3.30
Hypothetical-C		$1,000.00	$1,021.96	$3.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Magellan Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAG-SANN-1118
1.537468.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 27, 2018